CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Apr. 20, 2020 CAD ($)
Current assets
Cash and cash equivalents	$ 630,623	$ 1,387,670	$ 1,094,550	$ 2,421,796	$ 1,902,133
Short-term investments	11,649,079
Receivables and other	211,285		12,737		2,952
Total current assets	12,490,987	1,403,819	1,107,287	2,425,553	1,905,085
Non-current assets
Marketable securities	16,473	249,562	196,847	426,109	334,676
Exploration and evaluation ("E&E") assets	2,369,034	1,632,043	1,286,156	875,371	686,737
Property and equipment	1,181	2,285	1,803	3,265	2,564
Total assets	14,877,675	3,287,709	2,592,093	3,730,298	2,929,062
Current liabilities
Accounts payable and accrued liabilities	97,825	77,048	60,773	37,942	29,800
Total liabilities	97,825	77,048	60,773	37,942	29,800
SHAREHOLDERS' EQUITY
Share capital	16,329,958	3,689,258	2,714,755	3,674,258	2,703,053
Other reserves	2,044,692	2,100,550	1,624,053	2,100,550	1,624,053
Accumulated other comprehensive income (loss) ("AOCI")	(574,949)	(6,119)	143,972	(12,203)	122,511
Deficit	(3,019,851)	(2,573,028)	(1,951,460)	(2,070,249)	(1,550,355)
Total equity	14,779,850	3,210,661	2,531,320	3,692,356	2,899,262
Total liabilities and shareholders' equity	$ 14,877,675	$ 3,287,709	$ 2,592,093	$ 3,730,298	$ 2,929,062